Income tax credit - Deferred tax assets not recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Income tax credit
Deferred tax assets	$ 1,951,154		$ 79,702
Tax Losses Utilized	$ 3,050,828	$ 17,804,824